Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 726	$ 974
Accounts receivable	6,878	6,165
Inventories	3,379	2,804
Prepaid expenses and other	237	220
Total current assets	11,220	10,163
Investments	2,088	1,850
Fixed assets, net	8,141	7,022
Intangible assets, net	650	621
Goodwill	2,099	1,923
Deferred tax assets	236	268
Other assets	959	719
Consolidated total assets	25,393	22,566
Current liabilities
Short-term borrowings	259	623
Accounts payable	6,299	5,430
Accrued salaries and wages	836	768
Other accrued liabilities	1,649	1,639
Income taxes payable	18	96
Long-term debt due within one year	108	139
Total current liability	9,169	8,695
Long-term debt	3,195	2,394
Long-term employee benefit liabilities	670	667
Other long-term liabilities	304	298
Deferred tax liabilities	323	293
Total liability	13,661	12,347
Shareholders' equity
Common Shares [issued: 2017 - 358,063,217; 2016 - 382,251,587]	3,617	3,796
Contributed surplus	119	105
Retained earnings	8,089	7,318
Accumulated other comprehensive loss	(597)	(1,451)
Stockholders equity attributable to Magna International Inc	11,228	9,768
Non-controlling interests	504	451
Total stockholder's equity	11,732	10,219
Total liability and stockholders' equity	$ 25,393	$ 22,566